Stock Bonus Plan	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Stock Bonus Plan
15. Stock Bonus Plan
Effective May 11, 2021 the Company established the Bowman Consulting Group Ltd. 2021 Omnibus Equity Incentive Plan. The Plan is administered by the Board of Directors through which they can issue restricted stock awards. The purpose of the Plan is to grant equity incentive awards to eligible participants to attract, motivate and retain key personnel. The Plan supersedes and replaces any prior plan for stock bonus grants to employees of the Company except that the prior plan shall remain in effect with respect to awards granted under such prior plan until such awards have been forfeited or fully vested.
During the nine months ended September 30, 2021, the Board granted 1,603,423 shares under the Plan. The shares have a vesting period of up to five years during which there are certain restrictions as defined by the Plan and Stock Bonus Agreements. The grant date fair value of the award is the closing price of the Share on such date, or if there are no sales on such date, on the next preceding day on which there were sales.
The following table summarizes the activity of restricted shares subject to forfeiture:

	Number of shares	Weighted Average Grant Price
Outstanding at January 1, 2021	702,926	$12.80
Granted	1,603,423	13.95
Vested	(96,527)	12.80
Cancelled	(108)	13.02

Outstanding at September 30, 2021	2,209,714	$13.63
The following table represents the change in the liability to common shares subject to repurchase and the associated non-cash
compensation expense for the nine months ended September 30, 2021 and the year ended December 31, 2020 (in thousands):

	September 30, 2021	December 31, 2020
Beginning Balance	$842	$8,267
Non-cash compensation from ratable vesting	41	2,712
Non-cash compensation from change in fair value of liability	2	2,457
Other stock activity, net	516	(786)
Reclassification upon modification	(1,394)	(11,808)

Ending balance	$7	$842

As of September 30, 2021, the Company had 2,209,714 of unvested stock awards that vest between October 1, 2021 and May 11, 2026.
The future expense of the unvested awards for the remainder of 2021 and succeeding years is as follows (in thousands):

2021	$2,527
2022	8,652
2023	7,378
2024	4,545
Thereafter	1,547

Total	$24,649

18. Stock Bonus Plan
Effective April 2003, the Company adopted the Bowman Consulting Group Ltd. Stock Bonus Plan (the Stock Bonus Plan), which allows for the awarding of shares of common stock to employees. The Stock Bonus Plan is administered by the Board of Directors (the “Board”). The Board has sole discretion to establish the terms, restrictions, size, and type of award to be granted and to whom it will grant. The Board also periodically defines or restricts the maximum number of shares it will award in each period.
During the years ended December 31, 2019 and 2020, the Board granted 47,141 and 657,673 shares, respectively. The shares have a vesting period of up to four years during which there are certain restrictions as defined by the Stock Bonus Plan and Stock Bonus Agreements. The grant date fair value of the Company’s shares, as determined by a third-party valuation and approved by the Board at the time of award ranged from $5.49 to $12.80, per share during the years ended December 31, 2019 and 2020.
The following table summarizes the activity of restricted shares subject to forfeiture:

	Number of shares	Weighted Average Grant Price
Outstanding at January 1, 2019	188,948	5.48
Granted	47,141	5.91
Vested	(77,438)	5.52
Cancelled	(2,242)	5.49

Outstanding at December 31, 2019	156,409	5.59
Granted	657,673	11.00
Vested	(108,206)	6.49
Cancelled	(2,950)	5.49

Outstanding at December 31, 2020 1	702,926	10.51
Outstanding at December 31, 2020, as modified 2	702,926	12.80
1
Weighted average grant price at December 31, 2020 represents the grant date fair value of Stock Awards as originally issued.
2
Weighted average grant price at December 31, 2020, as modified, represents the as adjusted fair value of the outstanding Stock Awards on the date of modification in connection with the settlement of the liability to common shares subject to repurchase.
The following table represents the change in the liability to common shares subject to repurchase and the associated non-cash
compensation expense in thousands:

	December 31,	December 31,
	2019	2020
Beginning balance	$4,464	$8,267
Non-cash stock compensation expense from ratable vesting	1,468	2,712
Non-cash compensation from change in the fair value of liability	2,335	2,457
Other stock activity, net	—	(786)
Reclassification upon modification	—	(11,808)

Ending balance	$8,267	$842

As of December 31, 2020, the Company had 550,795 of unvested stock awards that vest between January 1, 2021 and December 31, 2024. Based on the modifications of the stock awards in December 2020, the grant date fair value of the unvested awards was set to $12.80 per share.
The future expense of the unvested awards by year is as follows (in thousands):

2021	$3,449
2022	2,022
2023	1,688
2024	951

Total	$8,110